Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 29, 2012
As Revised January 4, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 21.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EMX-GUX-13-02  October 1, 2013
1.933379.105

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Emerging Markets Index Fund	FPEMX	FPMAX
Spartan® Global ex U.S. Index Fund	FSGUX	FSGDX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

EMX-GUXB-13-01  October 1, 2013
1.933396.103

Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 29, 2012
As Revised January 4, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 19.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EMX-I-GUX-I-13-02  October 1, 2013
1.933380.105

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Emerging Markets Index Fund	FPMIX	FPADX
Spartan® Global ex U.S. Index Fund	FSGSX	FSGGX

Funds of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust)

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

EMX-I-GUX-IB-13-01  October 1, 2013
1.933395.103